Average Annual Total Returns	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Corporate Bond Fund Class C 1 year	Prospectus #1 Delaware Corporate Bond Fund Class C 5 years	Prospectus #1 Delaware Corporate Bond Fund Class C 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R 5 years	Prospectus #1 Delaware Corporate Bond Fund Class R 10 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R6 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Corporate Bond Fund Class R6 Inception Date	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class C 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Floating Rate Fund Morningstar LSTA US Leveraged Loan Index 1 year	Prospectus #2 Delaware Floating Rate Fund Morningstar LSTA US Leveraged Loan Index 5 years	Prospectus #2 Delaware Floating Rate Fund Morningstar LSTA US Leveraged Loan Index 10 years	Prospectus #2 Delaware Floating Rate Fund Class A 1 year	Prospectus #2 Delaware Floating Rate Fund Class A 5 years	Prospectus #2 Delaware Floating Rate Fund Class A 10 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Floating Rate Fund Class C 1 year	Prospectus #2 Delaware Floating Rate Fund Class C 5 years	Prospectus #2 Delaware Floating Rate Fund Class C 10 years	Prospectus #2 Delaware Floating Rate Fund Class R 1 year	Prospectus #2 Delaware Floating Rate Fund Class R 5 years	Prospectus #2 Delaware Floating Rate Fund Class R 10 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class 1 year	Prospectus #2 Delaware Floating Rate Fund Institutional Class 5 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class 10 years	Prospectus #2 Delaware Floating Rate Fund Class R6 1 year	Prospectus #2 Delaware Floating Rate Fund Class R6 Lifetime	Prospectus #2 Delaware Floating Rate Fund Class R6 Inception Date	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Lifetime	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Inception Date
Total	(15.76%)	0.45%	1.96%	(20.77%)	(0.56%)	1.36%	(21.85%)	(2.01%)	(0.27%)	(12.27%)	(0.96%)	0.37%	(18.50%)	(0.38%)	1.06%	(17.24%)	0.13%	1.57%	(16.88%)	0.61%	2.07%	(16.73%)	1.10%	Jan. 31, 2019	(25.62%)	(0.75%)	2.23%	(29.98%)	(2.18%)	1.33%	(31.03%)	(4.27%)	(0.74%)	(17.70%)	(2.12%)	0.34%	(27.97%)	(2.00%)	1.04%	(26.91%)	(1.52%)	1.55%	(26.48%)	(1.03%)	2.05%	(26.47%)	(0.94%)	1.15%	May 02, 2016	(0.77%)	3.27%	3.65%	(3.58%)	2.62%	2.13%	(5.41%)	0.78%	0.78%	(2.13%)	1.21%	1.03%	(2.58%)	2.43%	1.65%	(1.13%)	2.94%	2.16%	(0.64%)	3.46%	2.67%	(0.56%)	0.81%	Aug. 31, 2021	(11.21%)	2.10%	3.94%	(14.82%)	1.14%	2.59%	(16.74%)	(1.03%)	0.20%	(8.75%)	(0.03%)	0.92%	(12.38%)	1.25%	2.27%	(11.05%)	1.76%	2.81%	(10.65%)	2.32%	3.32%	(10.61%)	(4.57%)	Apr. 28, 2021